Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Components of Other Operating (Income) Expense, Net

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2017	2018	2019
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	—
Gain on remeasurement of EMI shares*2	—	—	(116,939)
Gain on sale and issuance of M3 shares*3	(37,167)	(18)	(61)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*4	(4,259)	(29,595)	(1,496)
(Gain) loss on sale, disposal or impairment of assets, net*5	195,341	38,599	46,928

	149,001	4,072	(71,568)

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Notes 5 and 25.

*3	Refer to Note 5.

*4	Refer to Notes 25 and 26.

*5	Refer to Notes 9, 13, 20 and 26.